Notes Payable (Details Narrative) (USD $)	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Debt Disclosure [Abstract]
Interest Expense Accrued	$ 35,025	$ 31,604	$ 27,098
Interest Rate	12.00%